Summary of Components of Interest Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Interest capitalized	$ 8,034	$ 7,695	$ 5,405
Interest expensed	17,915	3,487	531
Total incurred	$ 25,949	$ 11,182	$ 5,936